Schedule IV-Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Life Insurance in Force
Direct amount	$ 947,211	$ 907,453	$ 1,305,072
Ceded to other companies	82,721	132,724	144,288
Assumed from other companies	0	0	0
Net amount	$ 864,490	$ 774,729	$ 1,160,784
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 26,343	$ 27,244	$ 32,637
Ceded to other companies	9,925	9,295	11,625
Assumed from other companies	5,251	5,753	6,331
Net earned premiums	$ 21,669	$ 23,702	$ 27,343
Percentage of amount assumed to net	24.20%	24.30%	23.20%
Benefits:
Direct amount	$ 31,404	$ 93,437	$ 32,561
Ceded to other companies	21,175	81,665	19,453
Assumed from other companies	6,098	4,169	8,173
Net policyholder benefits	$ 16,327	$ 15,941	$ 21,281
Percentage of amount assumed to net	37.30%	26.10%	38.40%
Life insurance
Premiums:
Direct amount	$ 4,090	$ 4,715	$ 6,088
Ceded to other companies	764	1,064	1,616
Assumed from other companies	0	0	0
Net earned premiums	$ 3,326	$ 3,651	$ 4,472
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 3,109	$ 3,775	$ 4,617
Ceded to other companies	1,782	1,462	2,226
Assumed from other companies	0	0	0
Net policyholder benefits	$ 1,327	$ 2,313	$ 2,391
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	$ 22,253	$ 22,529	$ 26,549
Ceded to other companies	9,161	8,231	10,009
Assumed from other companies	5,251	5,753	6,331
Net earned premiums	$ 18,343	$ 20,051	$ 22,871
Percentage of amount assumed to net	28.60%	28.70%	27.70%
Benefits:
Direct amount	$ 28,295	$ 89,662	$ 27,944
Ceded to other companies	19,393	80,203	17,227
Assumed from other companies	6,098	4,169	8,173
Net policyholder benefits	$ 15,000	$ 13,628	$ 18,890
Percentage of amount assumed to net	40.70%	30.60%	43.30%